Related-Party Transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Investments in unconsolidated affiliates	$ 124	$ 129
Equity in earnings of unconsolidated affiliates	5	4	$ 4
Sales Revenue From Wholesale Fuel Sales To Affiliates	42	52	25
Bulk Fuel Purchases From Affiliates	$ 1,661	$ 2,188	$ 1,705